Other Current Liabilities (Details) - Nonrelated Party [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Current Liabilities [Line Items]
Payables related to property and equipment	¥ 1,867,940		¥ 1,736,579
Deposits from network partners	281,562		356,932
Salary and welfare payable	1,319,887		1,454,952
Payables to individual couriers and network partners	1,268,583		1,432,918
Accrued expenses	360,896		497,111
Others	1,189,846		1,093,000
Total	¥ 6,288,714	$ 899,273	¥ 6,571,492